SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
Schedule of contribution of capital in subsidiary

SPE	Event	Value
Fronteira Oeste	AFAC	2,550
Paraíso	AFAC	65

	Total	2,615

Schedule of shareholding in SPEs aprproved to be sold

SPEs - Wind Generation	Shareholding
Eólica Serra das Vacas Holding S.A. (WPP Serra das Vacas I a IV)	49.00%
Chapada do Piauí I Holding S.A. (WPP Santa Joana IX a XVI)	49.00%
Chapada do Piauí II Holding S.A. (WPP Santa Joana I, III, IV, V, VII and Santo Augusto IV)	49.00%
Vam Cruz I Participações S.A. (WPP Caiçara I and II and Junco I and II)	49.00%
Pedra Branca S.A.	49.00%
São Pedro do Lago S.A.	49.00%
Sete Gameleiras S.A.	49.00%
Baraúnas I Energética S.A.	49.00%
Mussambê Energética S.A.	49.00%
Morro Branco I Energética S.A.	49.00%
Baraúnas II Energética S.A.	1.50%
Banda de Couro Energética S.A.	1.70%
Brasventos Eolo Geradora de Energia S.A.	49.00%
Rei dos Ventos 3 Geradora de Energia S.A.	49.00%
Brasventos Miassaba 3 Geradora de Energia S.A.	49.00%
Geradora e Comercializadora de Energia Elétrica S.A. (WPP Mangue Seco 2)	49.00%
Santa Vitória do Palmar Holding S.A. (WPP Verace I to X) and Chuí Holding S.A. (WPP Chuí I, II, IV and V and Minuano I and II)	78.00%
Eólica Hermenegildo I S/A	99.99%
Eólica Hermenegildo II S.A.	99.99%
Eólica Hermenegildo III S.A.	99.99%
Eólica Chuí IX S.A.	99.99%

SPEs - Transmission	Shareholding
Amazônia-Eletronorte Transmissora de Energia S.A. (AETE)	49.00%
Brasnorte Transmissora de Energia S.A. (BRASNORTE)	49.71%
Companhia de Transmissão Centroeste de Minas S.A. (CENTROESTE)	49.00%
Empresa de Transmissão do Alto Uruguai S/A ETAU	27.42%
Luziânia-Niquelândia Transmissora S.A. (LUZIÂNIA-NIQUELÂNDIA)	49.00%
Transmissora Matogrossense de Energia S.A. (TME)	49.00%
Companhia Transirapé de Transmissão (TRANSIRAPÉ)	24.50%
Companhia Transleste de Transmissão (TRANSLESTE)	24.00%
Companhia Transudeste de Transmissão (TRANSUDESTE)	25.00%
Uirapuru Transmissora de Energia S/A (UIRAPURU)	75.00%
Manaus Transmissora de Energia S.A. (MANAUS TR)	49.50%
Integração Transmissora de Energia S.A. (INTESA)	37.00%

Schedule of transfer agreement of shares and debt settlement of SPEs

SPEs - Transmission	Eletronorte Shareholding	No of ordinary shares	Equity as of 12/31/2017	Eletronorte´s % on SPEs equity
Integração Transmissora de Energia S.A. (INTESA)	37.00%	62,900,000	419,796	155,325
Brasnorte Transmissora de Energia S.A.	49.71%	94,974,773	248,495	123,527
Brasventos Eolo Geradora de Energia S.A.	24.50%	24,802,913	102,199	25,039
Brasventos Miassaba 3 Geradora de Energia S.A.	24.50%	33,570,311	153,991	37,728
Rei dos Ventos 3 Geradora de Energia S.A.	24.50%	22,930,675	98,364	24,099
Amazônia-Eletronorte Transmissora de Energia S.A. (AETE)	49.00%	21,299,713	73,615	36,071

TOTAL			1,096,460	401,788